Income Taxes, federal and state income tax expense reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expense (benefit)
Current federal income tax expense	$ 9,705	$ (94,627)	$ 24,329
Current state income tax expense	5,092	5,583	(5,532)
Deferred federal income tax expense	61,113	214,722	67,466
Deferred state income tax expense	(2,328)	(12,175)	8,925
Total income tax expense	$ 73,582	$ 113,503	$ 95,188